License Agreements (Details) - HavaH [Member] $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
License Agreements (Details) [Line Items]
Potential development and regulatory milestone payments	$ 10.8
Royalty payments	30.0
Cash payments	$ 0.5